PORTFOLIO OF INVESTMENTS – as of February 29, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal
Amount	Description	Value (†)

Senior Loans – 90.9% of Net Assets

Aerospace & Defense – 2.0%

$11,490,223	Advanced Integration Technology LP, 2017 Term Loan B,
	1-month LIBOR + 4.750%, 6.353%, 4/03/2023(a)	$11,030,614
3,133,000	AI Convoy (Luxembourg) S.a.r.l., USD Term Loan B,
	1/17/2027(b)	3,093,837
15,820,631	Constellis Holdings LLC, 2017 1st Lien Term Loan,
	3-month LIBOR + 5.000%, 6.782%, 4/21/2024(a)(c)(d)	2,676,376
40,566	Constellis Holdings LLC, 2017 1st Lien Term Loan,
	Prime + 4.000%, 8.750%, 4/21/2024(a)(c)(d)	6,863
9,578,750	DynCorp International, Inc., 2019 Term Loan B,
	1-month LIBOR + 6.000%, 7.659%, 8/18/2025(a)	9,459,016
8,035,086	MHVC Acquisition Corp., 2017 Term Loan,
	LIBOR + 5.250%, 6.870%, 4/29/2024(e)	7,834,209
9,684,051	TransDigm, Inc., 2020 Term Loan E,
	1-month LIBOR + 2.250%, 3.916%, 5/30/2025(a)	9,448,050
		43,548,965

Airlines – 0.3%

7,933,303	Allegiant Travel Co., 2020 Term Loan,
	3-month LIBOR + 3.000%, 4.707%, 2/05/2024(a)	7,457,305

Automotive – 4.9%

2,209,677	American Axle & Manufacturing, Inc., Term Loan B,
	1-month LIBOR + 2.250%, 3.880%, 4/06/2024(a)	2,148,911
7,655,667	Belron Finance U.S. LLC, 2019 USD Term Loan B,
	3-month LIBOR + 2.500%, 4.270%, 10/30/2026(a)	7,612,642
15,402,520	Dayco Products LLC, 2017 Term Loan B,
	3-month LIBOR + 4.250%, 5.863%, 5/19/2023(a)	13,708,243
4,842,487	Gates Global LLC, 2017 USD Repriced Term Loan B,
	1-month LIBOR + 2.750%, 4.353%, 4/01/2024(a)	4,744,620
10,772,107	Holley Purchaser, Inc., Term Loan B,
	3-month LIBOR + 5.000%, 6.777%, 10/24/2025(a)	10,018,059
7,700,000	Innovative Xcessories & Services LLC, 2020 Term Loan,
	2/26/2027(b)	7,623,000
14,002,846	K&N Engineering, Inc., 1st Lien Term Loan,
	1-month LIBOR + 4.750%, 6.353%, 10/20/2023(a)	11,715,761
2,828,910	KAR Auction Services, Inc., 2019 Term Loan B6,
	1-month LIBOR + 2.250%, 3.938%, 9/19/2026(a)	2,800,621
349,975	Mister Car Wash Holdings, Inc., 2019 Delayed Draw Term Loan,
	3.250%, 5/14/2026(f)	344,071
14,979,251	Mister Car Wash Holdings, Inc., 2019 Term Loan B,
	1-month LIBOR + 3.250%, 4.909%, 5/14/2026(a)	14,726,551
12,019,875	Panther BF Aggregator 2 LP, USD Term Loan B,
	1-month LIBOR + 3.500%, 5.103%, 4/30/2026(a)	11,704,353
11,133,949	Trico Group LLC, 2019 Incremental Term Loan,
	3-month LIBOR + 7.000%, 8.945%, 2/02/2024(a)	10,939,105
8,354,255	Truck Hero, Inc., 1st Lien Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 4/22/2024(a)	8,211,565
800,000	Wand NewCo 3, Inc., 2020 Term Loan,
	1-month LIBOR + 3.000%, 4.603%, 2/05/2026(a)	783,336
		107,080,838

Principal
Amount	Description	Value (†)

Senior Loans – continued

Brokerage – 0.5%

$8,064,063	Citadel Securities LP, 2020 Term Loan B,
	2/27/2026(b)	$7,983,422
3,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan,
	1-month LIBOR + 6.750%, 8.379%, 7/20/2026(a)	3,765,374
		11,748,796

Building Materials – 4.7%

1,428,002	Advanced Drainage Systems, Inc., Term Loan B,
	1-month LIBOR + 2.250%, 3.938%, 7/31/2026(a)	1,419,077
1,299,671	American Builders & Contractors Supply Co., Inc., 2019 Term Loan,
	1-month LIBOR + 2.000%, 3.603%, 1/15/2027(a)	1,283,893
7,850,051	Big Ass Fans LLC, 2018 Term Loan,
	3-month LIBOR + 3.750%, 5.695%, 5/21/2024(a)	7,810,800
14,384,659	CPG International, Inc., 2017 Term Loan,
	3-month LIBOR + 3.750%, 5.933%, 5/05/2024(a)	14,258,793
12,698,705	Interior Logic Group Holdings IV LLC, 2018 Term Loan B,
	1-month LIBOR + 4.000%, 5.603%, 5/30/2025(a)	12,349,490
13,532,858	Janus International Group LLC, 2018 1st Lien Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 2/12/2025(a)	13,420,130
9,181,636	Jeld-Wen, Inc., 2017 1st Lien Term Loan,
	3-month LIBOR + 2.000%, 3.945%, 12/14/2024(a)	9,124,251
10,628,387	Mannington Mills, Inc., 2019 Term Loan B,
	3-month LIBOR + 4.000%, 5.945%, 8/06/2026(a)	10,566,424
12,193,888	NCI Building Systems, Inc., 2018 Term Loan,
	1-month LIBOR + 3.750%, 5.408%, 4/12/2025(a)	11,828,072
14,594,630	Quikrete Holdings, Inc., 2016 1st Lien Term Loan,
	1-month LIBOR + 2.500%, 2/01/2027(b)	14,295,440
6,905,094	Wilsonart LLC, 2017 Term Loan B,
	3-month LIBOR + 3.250%, 5.200%, 12/19/2023(a)	6,689,309
		103,045,679

Cable Satellite – 1.9%

5,700,282	CSC Holdings LLC, 2019 Term Loan B5,
	1-month LIBOR + 2.500%, 4.159%, 4/15/2027(a)	5,629,028
5,180,000	Iridium Satellite LLC, Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 11/04/2026(a)	5,173,525
8,370,000	Telenet Financing USD LLC, 2020 USD Term Loan AR,
	1-month LIBOR + 2.000%, 3.659%, 4/30/2028(a)	8,108,438
6,844,000	Terrier Media Buyer, Inc., Term Loan B,
	3-month LIBOR + 4.250%, 6.148%, 12/17/2026(a)	6,786,989
4,633,952	UPC Broadband Holding BV, 2020 USD Term Loan B,
	1-month LIBOR + 2.250%, 3.915%, 4/30/2028(a)	4,610,782
6,345,584	Virgin Media Bristol LLC, USD Term Loan N,
	1-month LIBOR + 2.500%, 4.159%, 1/31/2028(a)	6,229,270
4,900,000	Ziggo Financing Partnership, USD Term Loan I,
	1-month LIBOR + 2.500%, 4.159%, 4/30/2028(a)	4,744,817
		41,282,849

Chemicals – 2.2%

12,347,950	Hexion, Inc., USD Exit Term Loan,
	3-month LIBOR + 3.500%, 5.410%, 7/01/2026(a)	12,162,731
3,738,000	Innophos, Inc., 2020 Term Loan B,
	3-month LIBOR + 3.750%, 5.421%, 2/04/2027(a)	3,700,620

Principal
Amount	Description	Value (†)

Senior Loans – continued

Chemicals – continued

$9,684,545	Messer Industries GmbH, 2018 USD Term Loan,
	3-month LIBOR + 2.500%, 4.445%, 3/01/2026(a)	$9,502,959
5,518,788	Momentive Performance Materials, Inc., Term Loan B,
	1-month LIBOR + 3.250%, 4.860%, 5/15/2024(a)	5,277,341
7,171,560	Natgasoline LLC, Term Loan B,
	6-month LIBOR + 3.500%, 5.279%, 11/14/2025(a)	7,117,773
12,474,000	Polymer Additives, Inc., 2018 1st Lien Term Loan,
	LIBOR + 6.000%, 7.777%, 7/31/2025(e)	8,981,280
2,289,000	Univar, Inc., 2019 USD Term Loan B5,
	1-month LIBOR + 2.000%, 3.603%, 7/01/2026(a)	2,258,099
		49,000,803

Construction Machinery – 0.5%

6,422,843	CTOS LLC, 2020 Term Loan B,
	4/18/2025(b)	6,414,815
2,389,195	Onsite Rental Group Pty Ltd., Term Loan B,
	1-month LIBOR + 4.500%, 6.146%, 10/26/2022(a)(c)(d)	2,329,465
3,266,549	Onsite Rental Group Pty Ltd., Note,
	6.100%, 10/26/2023(g)	2,907,229
		11,651,509

Consumer Cyclical Services – 6.1%

13,229,947	Access CIG LLC, 2018 1st Lien Term Loan,
	3-month LIBOR + 3.750%, 5.527%, 2/27/2025(a)	13,081,111
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan,
	3-month LIBOR + 7.750%, 9.527%, 2/27/2026(a)	6,916,898
16,424,787	ASP MCS Acquisition Corp., Term Loan B,
	3-month LIBOR + 4.750%, 6.637%, 5/18/2024(a)	7,508,427
6,705,293	BIFM CA Buyer, Inc., Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 6/01/2026(a)	6,621,476
1,953,694	Boing U.S. Holdco, Inc., 2017 1st Lien Term Loan,
	1-month LIBOR + 3.250%, 4.903%, 10/03/2024(a)	1,880,431
7,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan,
	1-month LIBOR + 7.500%, 9.153%, 10/03/2025(a)	7,593,939
15,250,000	Creative Artists Agency LLC, 2019 Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 11/27/2026(a)	15,142,030
16,230,261	Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B,
	1-month LIBOR + 2.750%, 4.353%, 8/21/2025(a)	15,919,127
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan,
	1-month LIBOR + 6.750%, 8.353%, 2/02/2026(a)	1,795,500
6,523,686	Garda World Security Corp., 2019 1st Lien Term Loan B,
	3-month LIBOR + 4.750%, 6.390%, 10/30/2026(a)	6,484,935
10,532,743	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan,
	3-month LIBOR + 3.750%, 5.695%, 5/23/2025(a)	10,414,249
3,975,000	ServiceMaster Co., 2019 Term Loan D,
	1-month LIBOR + 1.750%, 3.375%, 11/05/2026(a)	3,930,281
14,530,095	Southern Graphics, Inc., 2018 Term Loan B,
	1-month LIBOR + 3.250%, 4.853%, 12/31/2022(a)	8,209,504
5,172,375	Sterling Midco Holdings, Inc., 1st Lien Term Loan,
	1-month LIBOR + 3.500%, 5.103%, 6/19/2024(a)	5,124,530
2,854,000	STG-Fairway Holdings LLC, Term Loan B,
	1-month LIBOR + 3.500%, 5.103%, 1/31/2027(a)	2,837,961

Principal
Amount	Description	Value (†)

Senior Loans – continued

Consumer Cyclical Services – continued

$20,310,971	Xerox Business Services LLC, USD Term Loan B,
	1-month LIBOR + 2.500%, 4.103%, 12/07/2023(a)	$19,193,868
		132,654,267

Consumer Products – 8.4%

35,996,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan,
	1-month LIBOR + 6.500%, 8.103%, 7/25/2022(a)	32,903,180
2,099,381	Anastasia Parent LLC, 2018 Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 8/11/2025(a)	1,625,718
9,041,473	Augusta Sportswear Group, Inc., Term Loan B,
	1-month LIBOR + 4.500%, 6.103%, 10/26/2023(a)	8,785,328
6,089,640	Callaway Golf Co., Term Loan B,
	1-month LIBOR + 4.500%, 6.153%, 1/02/2026(a)	6,059,192
9,873,229	CWGS Group LLC, 2016 Term Loan,
	1-month LIBOR + 2.750%, 4.416%, 11/08/2023(h)	8,979,702
9,072,190	Global Appliance, Inc., Term Loan B,
	1-month LIBOR + 4.000%, 5.610%, 9/29/2024(a)	8,800,024
8,291,127	Highline Aftermarket Acquisition LLC, 2018 Term Loan B,
	1-month LIBOR + 3.500%, 5.125%, 4/26/2025(a)	7,862,725
11,559,804	Inmar Holdings, Inc., 2017 1st Lien Term Loan,
	3-month LIBOR + 4.000%, 5.945%, 5/01/2024(a)	11,119,144
9,443,478	Ozark Holdings LLC, Term Loan B,
	1-month LIBOR + 3.250%, 4.853%, 7/03/2023(a)	9,368,686
16,145,547	Polyconcept Investments BV, USD 2016 Term Loan B,
	1-month LIBOR + 4.500%, 6.103%, 8/16/2023(a)	16,095,173
4,235,117	Serta Simmons Bedding LLC, 1st Lien Term Loan,
	1-month LIBOR + 3.500%, 5.152%, 11/08/2023(h)	2,462,975
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan,
	1-month LIBOR + 8.000%, 9.629%, 11/08/2024(a)(c)(d)	4,435,090
14,259,563	SIWF Holdings Inc., 1st Lien Term Loan,
	1-month LIBOR + 4.250%, 5.853%, 6/15/2025(a)	14,010,021
13,698,573	Strategic Partners Acquisition Corp., 2016 Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 6/30/2023(a)	13,561,587
14,316,202	Thor Industries, Inc., USD Term Loan B,
	1-month LIBOR + 3.750%, 5.438%, 2/01/2026(a)	14,029,878
12,598,014	Weight Watchers International, Inc., 2017 Term Loan B,
	3-month LIBOR + 4.750%, 6.720%, 11/29/2024(a)	12,556,062
12,608,868	Wellness Merger Sub, Inc., 1st Lien Term Loan,
	3-month LIBOR + 4.250%, 5.863%, 6/30/2024(a)	12,340,930
		184,995,415

Diversified Manufacturing – 0.5%

12,190,510	Granite Holdings U.S. Acquisition Co., Term Loan B,
	3-month LIBOR + 5.250%, 7.211%, 9/30/2026(a)	11,641,937

Electric – 2.6%

3,772,737	Carroll County Energy LLC, Term Loan B,
	3-month LIBOR + 3.500%, 5.445%, 2/15/2026(a)	3,760,174
10,095,662	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan,
	1-month LIBOR + 3.500%, 5.145%, 8/08/2025(a)	9,805,412
9,326,032	Edgewater Generation LLC, Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 12/13/2025(a)	8,941,333
7,217,920	KAMC Holdings, Inc., 2019 Term Loan,
	3-month LIBOR + 4.000%, 5.613%, 8/14/2026(a)	7,127,696

Principal
Amount	Description	Value (†)

Senior Loans – continued

Electric – continued

$10,454,550	Mirion Technologies, Inc., 2019 Term Loan B,
	3-month LIBOR + 4.000%, 5.945%, 3/06/2026(a)	$10,330,455
2,350,256	Oregon Clean Energy LLC, Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 3/01/2026(a)	2,348,799
7,619,668	Revere Power LLC, Term Loan B,
	3-month LIBOR + 4.250%, 6.195%, 3/29/2026(a)	6,997,370
794,121	Revere Power LLC, Term Loan C,
	3-month LIBOR + 4.250%, 6.195%, 3/29/2026(a)	729,265
7,446,650	West Deptford Energy Holdings LLC, Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 8/03/2026(a)	7,297,717
		57,338,221

Environmental – 0.5%

6,651,619	EnergySolutions LLC, 2018 Term Loan B,
	3-month LIBOR + 3.750%, 5.695%, 5/09/2025(a)	6,219,264
5,633,000	Terrapure Environmental Ltd., 1st Lien Term Loan,
	11/25/2026(b)	5,618,917
		11,838,181

Financial Other – 2.4%

17,597,795	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan,
	1-month LIBOR + 4.500%, 6.103%, 2/28/2025(a)	16,431,941
13,091,726	AqGen Ascensus, Inc., 2017 Repriced Term Loan,
	3-month LIBOR + 4.000%, 5.945%, 12/03/2022(a)	12,938,946
9,823,357	LifeMiles Ltd., Term Loan B,
	1-month LIBOR + 5.500%, 7.103%, 8/18/2022(a)	9,528,656
10,752,053	Teneo Holdings LLC, Term Loan,
	1-month LIBOR + 5.250%, 6.909%, 7/11/2025(a)	10,268,210
3,309,153	Victory Capital Management, Inc., 2020 Term Loan B,
	7/01/2026(b)	3,263,653
		52,431,406

Food & Beverage – 1.7%

4,982,000	Aramark Services, Inc., 2019 Term Loan B4,
	1-month LIBOR + 1.750%, 3.353%, 1/15/2027(a)	4,947,774
5,163,498	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B,
	1-month LIBOR + 3.750%, 5.403%, 7/07/2024(a)	5,150,589
1,553,108	B&G Foods, Inc., 2019 Term Loan B4,
	1-month LIBOR + 2.500%, 4.103%, 10/10/2026(a)	1,535,635
7,683,000	Froneri International PLC, 2020 USD Term Loan,
	1-month LIBOR + 2.250%, 3.853%, 1/29/2027(a)	7,548,547
10,135,174	Hearthside Food Solutions LLC, 2018 Term Loan B,
	1-month LIBOR + 3.688%, 5.291%, 5/23/2025(a)	9,932,470
2,190,000	Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4,
	1-month LIBOR + 2.250%, 3.908%, 5/15/2024(a)	2,159,888
6,823,937	Sage BorrowCo LLC, Term Loan B,
	1-month LIBOR + 4.750%, 6.353%, 6/20/2026(a)	6,809,743
		38,084,646

Health Insurance – 0.6%

5,702,513	Sedgwick Claims Management Services, Inc., 2018 Term Loan B,
	1-month LIBOR + 3.250%, 4.853%, 12/31/2025(a)	5,559,950

Principal
Amount	Description	Value (†)

Senior Loans – continued

Health Insurance – continued

$8,400,785	Sedgwick Claims Management Services, Inc., 2019 Term Loan B,
	1-month LIBOR + 4.000%, 5.603%, 9/03/2026(a)	$8,306,276
		13,866,226

Healthcare – 3.1%

5,778,437	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan,
	1-month LIBOR + 3.250%, 4.853%, 9/01/2024(a)	5,580,987
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan,
	1-month LIBOR + 7.000%, 8.603%, 8/15/2025(a)	2,275,575
3,392,498	Ensemble RCM LLC, Term Loan,
	3-month LIBOR + 3.750%, 5.513%, 8/03/2026(a)	3,369,870
3,496,151	Envision Healthcare Corp., 2018 1st Lien Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 10/10/2025(a)	2,803,913
8,551,000	Gentiva Health Services, Inc., 2020 Term Loan,
	1-month LIBOR + 3.250%, 4.875%, 7/02/2025(a)	8,465,490
7,831,928	Global Education Management Systems Establishment, Term Loan,
	3-month LIBOR + 5.000%, 6.613%, 7/31/2026(a)	7,842,110
2,905,140	Life Time Fitness, Inc., 2017 Term Loan B,
	LIBOR + 2.750%, 4.363%, 6/10/2022(e)	2,858,658
8,153,565	Medical Solutions LLC, 2017 Term Loan,
	1-month LIBOR + 4.500%, 6.103%, 6/14/2024(a)	8,072,029
1,110,684	National Mentor Holdings, Inc., 2019 Term Loan B,
	3/09/2026(b)	1,105,830
5,444,969	National Mentor Holdings, Inc., 2019 Term Loan B,
	1-month LIBOR + 4.000%, 5.610%, 3/09/2026(a)	5,421,175
50,316	National Mentor Holdings, Inc., 2019 Term Loan C,
	3/09/2026(b)	50,096
315,221	National Mentor Holdings, Inc., 2019 Term Loan C,
	1-month LIBOR + 4.000%, 5.610%, 3/09/2026(a)	313,844
6,230,815	Onex TSG Intermediate Corp., 1st Lien Term Loan,
	1-month LIBOR + 4.000%, 5.603%, 7/31/2022(a)	5,846,561
986,000	Tecomet Inc., 2017 Repriced Term Loan,
	1-month LIBOR + 3.500%, 5/01/2024(b)	969,977
13,354,651	Verscend Holding Corp., 2018 Term Loan B,
	1-month LIBOR + 4.500%, 6.103%, 8/27/2025(a)	13,287,877
		68,263,992

Home Construction – 0.5%

5,118,486	Hayward Industries, Inc., 1st Lien Term Loan,
	1-month LIBOR + 3.500%, 5.103%, 8/05/2024(a)	5,003,320
6,176,761	LBM Borrower LLC, 2018 1st Lien Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 8/20/2022(a)	6,155,143
		11,158,463

Independent Energy – 0.5%

6,160,000	California Resources Corp., Second Out Term Loan,
	3-month LIBOR + 10.375%, 11.988%, 12/31/2021(a)	3,095,400
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan,
	1-month LIBOR + 6.000%, 7.603%, 3/01/2024(a)(c)(d)	7,864,492
		10,959,892

Industrial Other – 5.3%

5,434,593	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan,
	1-month LIBOR + 3.500%, 5.103%, 9/27/2024(a)	5,325,901

Principal
Amount	Description	Value (†)

Senior Loans – continued

Industrial Other – continued

$7,480,000	APi Group DE, Inc., Term Loan B,
	1-month LIBOR + 2.500%, 4.103%, 10/01/2026(a)	$7,386,500
7,494,414	CIBT Global, Inc., 2017 1st Lien Term Loan,
	3-month LIBOR + 3.750%, 5.695%, 6/03/2024(a)	7,007,277
4,329,646	GBT III BV, Delayed Draw Term Loan,
	2/26/2027(b)(f)	4,232,229
5,170,354	GBT III BV, Term Loan,
	2/26/2027(b)	5,054,021
12,616,075	GI Revelation Acquisition LLC, 2018 1st Lien Term Loan,
	1-month LIBOR + 5.000%, 6.603%, 4/16/2025(a)	11,964,202
16,568,354	Harland Clarke Holdings Corp., Term Loan B7,
	3-month LIBOR + 4.750%, 6.463%, 11/03/2023(a)	13,033,827
3,518,000	Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan,
	3/01/2027(b)	3,460,832
15,338,400	International Textile Group, Inc., 1st Lien Term Loan,
	1-month LIBOR + 5.000%, 6.655%, 5/01/2024(a)	12,015,029
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan,
	1-month LIBOR + 9.000%, 10.655%, 5/01/2025(a)(c)(d)	5,244,760
10,653,069	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B,
	3-month LIBOR + 5.500%, 7.277%, 5/11/2023(a)	10,599,804
11,194,221	Savage Enterprises LLC, 2018 1st Lien Term Loan B,
	1-month LIBOR + 4.000%, 5.660%, 8/01/2025(a)	11,152,242
11,194,221	Savage Enterprises LLC, 2020 Term Loan B,
	8/01/2025(b)	11,152,242
8,985,607	WireCo WorldGroup, Inc., 1st Lien Term Loan,
	1-month LIBOR + 5.000%, 6.603%, 9/30/2023(a)	8,513,863
		116,142,729

Integrated Energy – 0.4%

503,000	Matador Bidco S.a.r.l., Term Loan,
	10/15/2026(b)	501,270
8,913,000	Matador Bidco S.a.r.l., Term Loan,
	1-month LIBOR + 4.750%, 6.353%, 10/15/2026(a)	8,882,339
		9,383,609

Internet & Data – 4.0%

6,156,000	Buzz Merger Sub Ltd., Term Loan B,
	1-month LIBOR + 2.750%, 4.353%, 1/29/2027(a)	6,032,880
6,731,905	CareerBuilder LLC, Term Loan,
	1-month LIBOR + 6.750%, 8.353%, 7/31/2023(a)	6,689,831
8,906,000	Castle U.S. Holding Corp., USD Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 1/29/2027(a)	8,460,700
15,352,483	EIG Investors Corp., 2018 1st Lien Term Loan,
	LIBOR + 3.750%, 5.388%, 2/09/2023(e)	15,064,624
16,551,026	MH Sub I LLC, 2017 1st Lien Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 9/13/2024(a)	16,102,824
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan,
	1-month LIBOR + 7.500%, 9.103%, 9/15/2025(a)	8,664,437
13,536,600	Ufinet Telecom Holding S.L.U., 2017 EUR Term Loan B,
	6/30/2023, (EUR)(b)	14,897,108
11,829,510	WeddingWire, Inc., 1st Lien Term Loan,
	1-month LIBOR + 4.500%, 6.103%, 12/19/2025(a)	11,592,920
		87,505,324

Principal
Amount	Description	Value (†)

Senior Loans – continued

Leisure – 2.4%

$2,290,000	Cineworld Ltd., Incremental Term Loan,
	2/05/2027(b)	$2,126,265
9,674,134	Crown Finance U.S., Inc., 2018 USD Term Loan,
	1-month LIBOR + 2.250%, 3.853%, 2/28/2025(a)	8,927,872
4,029,900	Crown Finance U.S., Inc., 2019 Incremental Term Loan,
	1-month LIBOR + 2.500%, 4.103%, 9/30/2026(a)	3,727,657
4,884,634	Kingpin Intermediate Holdings LLC, 2018 Term Loan B,
	1-month LIBOR + 3.500%, 5.100%, 7/03/2024(a)	4,762,518
3,690,531	Leslie's Poolmart, Inc., 2016 Term Loan,
	3-month LIBOR + 3.500%, 5.262%, 8/16/2023(a)	3,518,294
3,864,580	Playpower, Inc., 2019 Term Loan,
	3-month LIBOR + 5.500%, 7.461%, 5/08/2026(a)	3,864,580
8,916,000	PUG LLC, USD Term Loan,
	3-month LIBOR + 3.500%, 5.168%, 2/12/2027(a)	8,336,460
8,987,053	Recess Holdings, Inc., 2017 1st Lien Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 9/30/2024(a)	8,897,182
7,620,000	Thunder Finco Pty Ltd., Term Loan B,
	1-month LIBOR + 4.250%, 5.853%, 11/20/2026(a)	7,391,400
		51,552,228

Lodging – 0.6%

1,177,534	Aimbridge Acquisition Co., Inc., 2019 Term Loan B,
	1-month LIBOR + 3.750%, 5.363%, 2/02/2026(a)	1,148,096
12,880,147	Golden Nugget, Inc., 2017 Incremental Term Loan B,
	1-month LIBOR + 2.500%, 4.095%, 10/04/2023(h)	12,609,149
		13,757,245

Media Entertainment – 4.8%

2,520,259	Alpha Media LLC, 2016 Term Loan,
	LIBOR + 6.000%, 7.774%, 2/25/2022(e)	2,419,448
4,816,000	Banijay Entertainment S.A.S, USD Term Loan,
	3/04/2025(b)	4,731,720
12,694,583	Camelot U.S. Acquisition 1 Co., Term Loan B,
	10/31/2026(b)	12,611,307
5,837,426	Cengage Learning, Inc., 2016 Term Loan B,
	1-month LIBOR + 4.250%, 5.853%, 6/07/2023(a)	5,374,109
3,405,705	Diamond Sports Group LLC, Term Loan,
	1-month LIBOR + 3.250%, 4.880%, 8/24/2026(a)	3,099,192
15,779,000	iHeartCommunications, Inc., 2020 Term Loan,
	1-week + 3.000%, 4.655%, 5/01/2026(a)	15,463,420
12,362,018	ION Media Networks, Inc., 2019 Term Loan B,
	1-month LIBOR + 3.000%, 4.625%, 12/18/2024(a)	12,192,040
4,452,000	Lamar Media Corp., 2020 Term Loan B,
	1-month LIBOR + 1.500%, 3.166%, 2/05/2027(a)	4,437,531
18,270,918	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B,
	1-month LIBOR + 4.000%, 5.603%, 5/04/2022(a)	17,151,824
12,195,285	Meredith Corp., 2020 Term Loan B2,
	1/31/2025(b)	12,065,771
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan,
	1-month LIBOR + 4.500%, 6.110%, 7/03/2026(a)	9,457,500
2,928,130	Nielsen Finance LLC, USD Term Loan B4,
	1-month LIBOR + 2.000%, 3.671%, 10/04/2023(a)	2,897,033

Principal
Amount	Description	Value (†)

Senior Loans – continued

Media Entertainment – continued

$2,633,849	Project Sunshine IV PTY Ltd., 2017 Term Loan B,
	1-month LIBOR + 7.000%, 8.603%, 8/21/2022(a)	$2,620,680
		104,521,575

Metals & Mining – 1.8%

10,813,124	American Rock Salt Co. LLC, 2018 1st Lien Term Loan,
	1-month LIBOR + 3.500%, 5.103%, 3/21/2025(a)	10,650,927
14,050,009	GrafTech Finance, Inc., 2018 Term Loan B,
	1-month LIBOR + 3.500%, 5.103%, 2/12/2025(a)	13,382,633
17,928,940	U.S. Silica Co., 2018 Term Loan B,
	1-month LIBOR + 4.000%, 5.625%, 5/01/2025(a)	14,492,500
		38,526,060

Midstream – 1.0%

12,367,850	Lower Cadence Holdings LLC, Term Loan B,
	1-month LIBOR + 4.000%, 5.603%, 5/22/2026(a)	11,618,111
9,551,313	Prairie ECI Acquiror LP, Term Loan B,
	3-month LIBOR + 4.750%, 6.695%, 3/11/2026(a)	9,228,956
		20,847,067

Oil Field Services – 1.0%

28,702,034	Covia Holdings Corp., Term Loan,
	3-month LIBOR + 4.000%, 5.874%, 6/01/2025(a)	21,397,367

Packaging – 0.2%

3,518,000	Reynolds Consumer Products, Inc., Term Loan,
	3-month LIBOR + 1.750%, 3.501%, 2/04/2027(a)	3,474,025

Pharmaceuticals – 1.0%

9,718,879	Akorn, Inc., Term Loan B,
	1-month LIBOR + 10.000%, 12.438%, (0.750% PIK, 11.688% Cash),
	4/16/2021(a)(i)	9,362,487
1,006,216	Bausch Health Cos., Inc., Term Loan B,
	1-month LIBOR + 2.750%, 4.409%, 11/27/2025(a)	999,615
7,053,000	Elanco Animal Health, Inc., Term Loan B,
	2/04/2027(b)	6,970,692
5,184,000	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B,
	1-week LIBOR + 2.000%, 3.579%, 11/15/2027(a)	5,135,737
		22,468,531

Property & Casualty Insurance – 2.4%

1,229,825	AmWINS Group, Inc., 2017 Term Loan B,
	1-month LIBOR + 2.750%, 4.364%, 1/25/2024(h)	1,223,676
1,449,700	Applied Systems, Inc., 2017 1st Lien Term Loan,
	3-month LIBOR + 3.250%, 5.195%, 9/19/2024(a)	1,431,216
818,000	AssuredPartners, Inc., 2020 Term Loan B,
	2/12/2027(b)	801,640
6,642,000	Broadstreet Partners, Inc., 2020 Term Loan B,
	1/27/2027(b)	6,569,336
4,885,000	Broadstreet Partners, Inc., 2020 Term Loan B,
	1-month LIBOR + 3.250%, 4.866%, 1/27/2027(a)	4,831,558
10,254,133	Confie Seguros Holding II Co., 2016 Term Loan B,
	3-month LIBOR + 4.750%, 6.363%, 4/19/2022(a)	9,946,509

Principal
Amount	Description	Value (†)

Senior Loans – continued

Property & Casualty Insurance – continued

$15,389,391	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan,
	1-month LIBOR + 3.500%, 5.125%, 12/20/2024(a)	$15,235,497
10,712,746	Mitchell International, Inc., 2017 1st Lien Term Loan,
	1-month LIBOR + 3.250%, 4.853%, 11/29/2024(a)	10,485,100
2,591,000	USI, Inc., 2019 Incremental Term Loan B,
	1-month LIBOR + 4.000%, 5.945%, 12/02/2026(a)	2,573,718
		53,098,250

Railroads – 0.2%

4,374,000	Genesee & Wyoming Inc. (New), Term Loan,
	3-month LIBOR + 2.000%, 3.906%, 12/30/2026(a)	4,344,825

Refining – 0.7%

14,541,260	Delek U.S. Holdings, Inc., 2018 Term Loan B,
	1-month LIBOR + 2.250%, 3.853%, 3/31/2025(a)	14,250,434

REITs - Retail – 1.3%

19,739,001	Brookfield Property REIT, Inc., 1st Lien Term Loan B,
	1-month LIBOR + 2.500%, 4.103%, 8/27/2025(a)	19,294,874
9,560,853	Forest City Enterprises LP, 2019 Term Loan B,
	1-month LIBOR + 3.500%, 5.103%, 12/08/2025(a)	9,477,195
		28,772,069

Restaurants – 2.7%

7,300,000	1011778 B.C. Unlimited Liability Co., Term Loan B4,
	1-month LIBOR + 1.750%, 3.353%, 11/19/2026(a)	7,172,250
6,735,376	Bojangles' Restaurants, Inc., Term Loan,
	1-month LIBOR + 4.750%, 6.353%, 1/28/2026(a)	6,707,289
3,000,000	Carrols Restaurant Group, Inc., Term Loan B,
	1-month LIBOR + 3.250%, 4.870%, 4/30/2026(a)	2,850,000
11,758,039	Flynn Restaurant Group LP, 1st Lien Term Loan,
	1-month LIBOR + 3.500%, 5.103%, 6/27/2025(a)	11,305,355
12,406,776	Portillo Restaurant Group (The), Term Loan,
	3-month LIBOR + 5.500%, 7.445%, 9/06/2024(a)	12,220,675
20,872,972	Red Lobster Management LLC, Term Loan B,
	1-month LIBOR + 5.250%, 6.853%, 7/28/2021(a)	19,724,958
		59,980,527

Retailers – 3.1%

16,615,864	Array Canada, Inc., Term Loan B,
	3-month LIBOR + 5.000%, 6.945%, 2/10/2023(a)	11,927,033
17,033,335	At Home Holding III, Inc., Term Loan,
	3-month LIBOR + 3.500%, 5.277%, 6/03/2022(a)	14,308,002
16,088,448	BDF Acquisition Corp., 1st Lien Term Loan,
	1-month LIBOR + 5.250%, 6.853%, 8/14/2023(a)	14,962,257
5,939,845	EG Group Ltd., 2018 USD Term Loan B,
	3-month LIBOR + 4.000%, 5.961%, 2/07/2025(a)	5,764,144
4,729,740	Kontoor Brands, Inc., Term Loan B,
	1-month LIBOR + 4.250%, 5.889%, 5/15/2026(a)	4,706,091
10,728,850	Staples, Inc., 7 Year Term Loan,
	1-month LIBOR + 5.000%, 6.655%, 4/16/2026(a)	10,388,209
5,741,689	The Talbots, Inc., 2018 Term Loan B,
	1-month LIBOR + 7.000%, 8.603%, 11/28/2022(a)	5,612,501
		67,668,237

Principal
Amount	Description	Value (†)

Senior Loans – continued

Supermarkets – 0.7%

$16,045,467	BI-LO Holding LLC, Exit Term Loan B,
	3-month LIBOR + 8.000%, 9.762%, 5/31/2024(h)	$14,681,602

Technology – 10.6%

12,810,503	Almonde, Inc., USD 1st Lien Term Loan,
	LIBOR + 3.500%, 5.277%, 6/13/2024(e)	12,191,371
9,260,000	Almonde, Inc., USD 2nd Lien Term Loan,
	3-month LIBOR + 7.250%, 9.027%, 6/13/2025(a)	8,802,834
200,000	Aptean, Inc., 2019 Term Loan,
	4/23/2026(b)	199,334
8,257,600	Aptean, Inc., 2019 Term Loan,
	3-month LIBOR + 4.250%, 6.195%, 4/23/2026(a)	8,230,102
20,398,098	CommScope, Inc., 2019 Term Loan B,
	1-month LIBOR + 3.250%, 4.853%, 4/06/2026(a)	20,041,131
10,272,394	Corel Corp., 2019 Term Loan,
	3-month LIBOR + 5.000%, 6.613%, 7/02/2026(a)	9,964,222
8,339,522	Greeneden U.S. Holdings II LLC, 2018 USD Term Loan B,
	1-month LIBOR + 3.250%, 4.853%, 12/01/2023(a)	8,228,356
10,220,000	Helios Software Holdings, Inc., USD Term Loan,
	1-month LIBOR + 4.250%, 5.853%, 10/24/2025(a)	10,156,125
9,523,669	Hyland Software, Inc., 2017 2nd Lien Term Loan,
	1-month LIBOR + 7.000%, 8.603%, 7/07/2025(a)	9,563,383
8,188,000	Informatica LLC, 2020 USD Term Loan B,
	2/25/2027(b)	8,003,770
8,474,347	IQOR U.S., Inc., 2nd Lien Term Loan,
	3-month LIBOR + 8.750%, 10.659%, 4/01/2022(a)(c)(d)	2,542,304
10,755,500	McAfee LLC, 2017 2nd Lien Term Loan,
	1-month LIBOR + 8.500%, 10.103%, 9/29/2025(a)	10,742,056
6,442,295	McAfee LLC, 2018 USD Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 9/30/2024(a)	6,367,822
2,884,213	NAVEX TopCo, Inc., 2018 1st Lien Term Loan,
	1-month LIBOR + 3.250%, 4.860%, 9/05/2025(a)	2,829,240
4,558,575	ON Semiconductor Corp., 2019 Term Loan B,
	1-month LIBOR + 2.000%, 3.603%, 9/19/2026(a)	4,498,766
6,682,420	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B,
	6-month LIBOR + 4.250%, 6.130%, 4/26/2024(a)	6,623,949
9,004,531	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan,
	3-month LIBOR + 4.250%, 6.027%, 5/16/2025(a)(c)(d)	8,779,418
8,255,376	Rocket Software, Inc., 2018 Term Loan,
	1-month LIBOR + 4.250%, 5.853%, 11/28/2025(a)	7,945,799
11,539,088	S2P Acquisition Borrower, Inc., Term Loan,
	1-month LIBOR + 4.000%, 5.603%, 8/14/2026(a)	11,442,967
10,623,615	Sirius Computer Solutions, Inc., 2020 Term Loan,
	1-month LIBOR + 3.500%, 5.103%, 7/01/2026(a)	10,570,497
13,361,213	SurveyMonkey, Inc., 2018 Term Loan B,
	1-week LIBOR + 3.750%, 5.340%, 10/10/2025(a)	13,227,601
3,624,353	Thoughtworks, Inc., 2020 Term Loan,
	1-month LIBOR + 3.750%, 5.353%, 10/11/2024(a)	3,622,106
2,600,000	Ultimate Software Group, Inc. (The), Term Loan B,
	5/04/2026(b)	2,588,456
13,548,412	Ultimate Software Group, Inc. (The), Term Loan B,
	1-month LIBOR + 3.750%, 5.353%, 5/04/2026(a)	13,488,257
14,178,164	Verifone Systems, Inc., 2018 1st Lien Term Loan,
	3-month LIBOR + 4.000%, 5.695%, 8/20/2025(a)	13,646,482

Principal
Amount	Description	Value (†)

Senior Loans – continued

Technology – continued

$12,328,000	Vertiv Group Corp., Term Loan B,
	3/02/2027(b)	$12,204,720
6,025,389	Web.com Group, Inc., 2018 Term Loan B,
	1-month LIBOR + 3.750%, 5.389%, 10/10/2025(a)	5,849,629
		232,350,697

Transportation Services – 2.2%

12,458,698	AI Mistral Holdco Ltd., 2017 Term Loan B,
	1-month LIBOR + 3.000%, 4.603%, 3/11/2024(a)	10,177,261
6,699,610	Deliver Buyer, Inc., Term Loan B,
	3-month LIBOR + 5.000%, 6.945%, 5/01/2024(a)	6,636,835
26,180,496	Uber Technologies, Inc., 2018 Term Loan,
	1-month LIBOR + 4.000%, 5.639%, 4/04/2025(a)	25,998,280
5,811,519	Verra Mobility Corp., 2020 Term Loan B,
	2/28/2025(b)	5,738,875
		48,551,251

Wireless – 0.3%

7,137,391	Asurion LLC, 2017 2nd Lien Term Loan,
	1-month LIBOR + 6.500%, 8.103%, 8/04/2025(a)	7,146,313

Wirelines – 0.3%

7,729,590	Avaya, Inc., 2018 Term Loan B,
	1-month LIBOR + 4.250%, 5.900%, 12/15/2024(a)	7,330,203
	Total Senior Loans
	(Identified Cost $2,136,316,186)	1,995,799,558

Bonds and Notes – 2.5%

Automotive – 0.7%

16,691,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
	7.875%, 10/01/2022, 144A	16,033,809

Independent Energy – 0.1%

3,679,000	Bellatrix Exploration Ltd.,
	8.500%, 9/11/2023(c)(g)(j)(k)(l)	2,207,400
4,009,000	Bellatrix Exploration Ltd.,
	12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(c)(g)(j)(k)(l)(m)	—
2,207,400

Media Entertainment – 0.2%

4,500,000	AMC Networks, Inc.,
	4.750%, 8/01/2025	4,485,150

Non-Agency Commercial Mortgage-Backed Securities – 0.3%

6,648,042	Motel 6 Trust, Series 2017-M6MZ, Class M,
	1-month LIBOR + 6.927%, 8.585%, 8/15/2024, 144A(a)	6,715,300

Property & Casualty Insurance – 0.8%

16,085,000	Ardonagh Midco 3 PLC,
	8.625%, 7/15/2023, 144A	16,245,850

Technology – 0.4%

4,500,000	Cardtronics, Inc./Cardtronic USA,
	5.500%, 5/01/2025, 144A	4,612,500

Principal
Amount	Description	Value (†)

Bonds and Notes – continued

Technology – continued

$4,500,000	PTC, Inc.,
	3.625%, 2/15/2025, 144A	$4,511,250
		9,123,750

Wirelines – 0.0%

5,000,000	Windstream Services LLC/Windstream Finance Corp.,
	9.000%, 6/30/2025, 144A(c)(d)(k)	400,000
	Total Bonds and Notes
	(Identified Cost $62,208,599)	55,211,259

Shares

Common Stocks – 0.2%

Chemicals – 0.1%

193,746 Hexion Holdings Corp., Class B(n)2,518,698

Energy Equipment & Services – 0.1%

61,854 Ameriforge Group, Inc.(c)(d)(n)3,092,700

Oil, Gas & Consumable Fuels – 0.0%

1,474,879 Bellatrix Exploration Ltd.(g)(j)(l)(n)—

Specialty Retail – 0.0%

1,790,513	Onsite Rental Group Pty Ltd.(c)(g)(j)(l)(n)	—
	Total Common Stocks
	(Identified Cost $9,434,418)	5,611,398
Principal
Amount

Short-Term Investments – 8.6%

$188,600,019	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated
	2/28/2020 at 0.900% to be repurchased at $188,614,165 on 3/02/2020 collateralized
	by $108,405,000 U.S. Treasury Note, 2.500% due 2/15/2022 valued at
	$111,369,335; $65,180,000 U.S. Treasury Note, 2.000% due 2/15/2022 valued at
	$66,328,081; $12,345,000 U.S. Treasury Inflation Indexed Note, 1.250% due
	7/15/2020 valued at $14,681,797 including accrued interest(o)
	(Identified Cost $188,600,019)	188,600,019
	Total Investments – 102.2%
	(Identified Cost $2,396,559,222)	2,245,222,234
	Other assets less liabilities – (2.2)%	(48,939,153)
	Net Assets – 100.0%	$2,196,283,081

(†)Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund's net asset value ("NAV") is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund's pricing policies and procedures.

As of February 29, 2020, securities held by the Fund were fair valued as follows:

Securities		Securities fair
classified as fair	Percentage of	valued by the	Percentage of
valued	Net Assets	Fund's adviser	Net Assets
$37,371,468	1.7%	$2,207,400	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Variable rate security. Rate as of February 29, 2020 is disclosed.

(b)Position is unsettled. Contract rate was not determined at February 29, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(c)Illiquid security.

(d)Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At February 29, 2020, the value of these securities amounted to $37,371,468 or 1.7% of net assets.

(e)Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 29, 2020. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(f)Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(g)Securities subject to restriction on resale. At February 29, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$3,605,420	$2,207,400	0.1%

Bellatrix Exploration Ltd., 12.500%,
(9.500% PIK, 3.000% Cash)	6/04/2019	2,645,940	—	—
Bellatrix Exploration Ltd.	6/04/2019	1,853,525	—	—
Onsite Rental Group Pty Ltd.	11/03/2017	—	—	—
Onsite Rental Group Pty Ltd., Note	11/03/2017	2,384,581	2,907,229	0.1%

(h)Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 29, 2020.

(i)Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended February 29, 2020 interest payments were made in cash and principal.

(j)Level 3 security. Value has been determined using significant unobservable inputs.

(k)The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(l)Fair valued by the Fund's adviser. At February 29, 2020, the value of these securities amounted to $2,207,400 or 0.1% of net assets.

(m)Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.

(n)Non-income producing security.

(o)The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of February 29, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the value of Rule 144A holdings amounted to $48,518,709 or 2.2% of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
EUR	Euro

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund's assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical assets or liabilities;

•Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund's own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2020, at value:

Asset Valuation Inputs
Description		Level 1	Level 2		Level 3	Total
Senior Loans*	$	— $	1,995,799,558	$	—$	1,995,799,558
Bonds and Notes
Independent Energy		—	—		2,207,400(a)(b)	2,207,400
All Other Non-Convertible Bonds*		—	53,003,859		—	53,003,859
Total Bonds and Notes		—	53,003,859		2,207,400	55,211,259
Common Stocks
Oil, Gas & Consumable Fuels		—	—		—(c)	—
Specialty Retail		—	—		—(c)	—
All Other Common Stocks*		—	5,611,398		—	5,611,398
Total Common Stocks		—	5,611,398		—	5,611,398
Short-Term Investments		—	188,600,019		—	188,600,019
Total	$	— $	2,243,014,834		$2,207,400	$2,245,222,234

*Details of the major categories of the Fund's investments are reflected within the Portfolio of Investments.

(a) Fair valued by the Fund's adviser.

(b) Includes a security fair valued at zero by the Fund's adviser using Level 3 inputs. (c) Fair valued at zero by the Fund's adviser using level 3 inputs.

The Fund's pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2019 and/or February 29, 2020:

Asset Valuation Inputs
				Change in							Change in Unrealized
	Balance as of	Accrued		Unrealized			Transfers			Balance as of	Appreciation (Depreciation)
	November 30,	Discounts	Realized	Appreciation			into Level		Transfers out	February 29,	from Investments Still Held
Investments in Securities	2019	(Premiums)	Gain (Loss)	(Depreciation)	Purchases	Sales	3		of Level 3	2020	at	February 29, 2020
Senior Loans
Internet & Data	$8,911,883	$-	$-	$-	$-	$-		$-	$ (8,911,883)	$-		$-
Leisure	6,672,769	5,793	(957,783)	1,077,808	-	(6,798,587)		-	-	-		-
Bonds and Notes
Independent
Energy	2,207,400(a)	52,662	-	(52,662)	-	-		-	-	2,207,400(a)		(52,662)
Common Stocks
Oil, Gas &
Consumable
Fuels	-(b)	-	-	-	-	-		-	-	-(b)		-
Specialty Retail	-(b)	-	-	-	-	-		-	-	-(b)		-

Total	$17,792,052	$58,455	$(957,783)	$1,025,146	$-	$(6,798,587)		$-	$ (8,911,883)	$2,207,400		$(52,662)

(a)Includes a security fair valued at zero using Level 3 inputs.

(b)Fair valued at zero.

A debt security valued at $8,911,883 was transferred from Level 3 to Level 2 during the period ended February 29, 2020. At November 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At February 29, 2020, this security was valued on the basis of bid prices furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at February 29, 2020 (Unaudited)

Technology	11.0%
Consumer Products	8.4
Consumer Cyclical Services	6.1
Automotive	5.6
Industrial Other	5.3
Media Entertainment	5.0
Building Materials	4.7
Internet & Data	4.0
Property & Casualty Insurance	3.2
Healthcare	3.1
Retailers	3.1
Restaurants	2.7
Electric	2.6
Financial Other	2.4
Leisure	2.4
Chemicals	2.3
Transportation Services	2.2
Aerospace & Defense	2.0
Other Investments, less than 2% each	17.5
Short-Term Investments	8.6
Total Investments	102.2
Other assets less liabilities	(2.2)
Net Assets	100.0%